Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Balance beginning of year	$ (2,011)
Modification Charge	(586)	$ 0
Balance end of year	0	(2,011)
Fair Value, Inputs, Level 3 [Member]
Balance beginning of year	(2,011)	(1,046)
Transfers to (from) Level 3	0	0
Change in fair value included in earnings	981	(965)
Modification Charge	(586)
Reclassification to equity	1,616	0
Balance end of year	$ 0	$ (2,011)